Provisions - Actuarial assumptions used in pension plans calculation (Details)	Dec. 31, 2023	Dec. 31, 2022
Provisions
Discount rate	3.40%	3.90%
Expected return on plan assets	1.70%	1.10%
Rate of increase for wages and salaries	3.40%	3.40%
Rate of interest for pensions	2.00%	2.20%
Employee turnover rate	3.00%	3.00%